RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
RELATED PARTY TRANSACTIONS (Tables)
Related parties with whom the Company had transactions
Related parties with whom the Company had transactions are:

Related Parties	Relationship

George Blankenbaker	President and significant stockholder of the Company

Leverage Investments LLC	An entity owned and controlled by the president and significant stockholder of the Company

Technew Technology Limited	Non-controlling interest holder

Growers Synergy Pte Ltd.	An entity owned and controlled by the president and significant stockholder of the Company

Guangzhou Health Technology Development Company Limited	An entity owned and controlled by Non-controlling interest holder

Related Parties	Relationship

George Blankenbaker	President and significant stockholder of the Company

Leverage Investments LLC	An entity owned and controlled by the president and significant stockholder of the Company

Technew Technology Limited	Non-controlling interest holder

Growers Synergy Pte Ltd.	An entity owned and controlled by the president and significant stockholder of the Company

Guangzhou Health Technology Development Company Limited	An entity owned and controlled by Non-controlling interest holder

Consulting services
Farm management services provided by Growers Synergy Pte Ltd. were as follows:

	For the interim period ended December 31, 2013	For the interim period ended December 31, 2012

Farm management services - related parties	$180,000	$180,000

	$180,000	$180,000

	For the Fiscal Year Ended March 31, 2013	For the Period from April 11, 2011 (inception) through March 31, 2012

Farm management services - related parties	$240,000	$180,000

	$240,000	$180,000

Future minimum payments	Future minimum payments required under this agreement were as follows:
Fiscal Year Ending March 31:

2014 (remainder of the fiscal year)	$240,000
2015	240,000
2016	240,000
2017	140,000

$860,000

Fiscal Year Ending March 31:

2014	$140,000

$140,000